Risk management - Leverage ratio (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Risk management
Loans and borrowings (Note 19)	$ 109,728,676	$ 115,134,839
Cash and cash equivalents (Note 6)	(12,070,744)	(15,401,058)	$ (12,917,748)	$ (14,549,906)
Other financial assets (Note 9)	(2,143,515)	(2,725,871)
Net financial debt	95,514,417	97,007,910
Equity	$ 101,924,635	$ 113,903,089	$ 102,689,797	$ 90,583,772
Leverage	48.38%	45.99%